SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Feb. 28, 2025	Feb. 29, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,316	$ 3,196	$ 2,263
Less: accumulated depreciation	(1,735)	(1,579)	(1,072)
Property and equipment, net	1,581	1,617	1,191
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	94	78	64
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	740	716	703
Tools, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	676	649	618
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17	17	13
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	146	145	44
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	357	346	343
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45	44
Right of Use Assets [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,241	$ 1,201	$ 478